OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants Outstanding, Shares	12,789,086	9,128,189		7,078,685
Warrants Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 1.82	$ 1.96		$ 2.02
Warrants Outstanding, Weighted-Average Remaining Contractual Term	1 year 255 days	1 year 255 days	2 years 36 days	3 years
Warrants Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 551,636	$ 494,099		$ 497,933
Warrants Granted, Shares	700,000	4,479,974	2,049,504
Warrants Granted, Weighted-Average Exercise Price (in Dollars per share)	$ 1.68	$ 1.50	$ 1.74
Warrants Granted, Weighted-Average Remaining Contractual Term	3 years	3 years	2 years 6 months
Warrants Exercised, Shares	0	0	0
Warrants Canceled, Shares	1,251,458	(819,077)	0
Warrants Canceled, Weighted-Average Exercise Price (in Dollars per share)	$ 1.50	$ 1.50
Warrants Outstanding, Shares	12,237,628	12,789,086	9,128,189
Warrants Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 1.85	$ 1.82	$ 1.96
Warrants Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 1,134,548	$ 551,636	$ 494,099
Vested and expected to vest at December 31, 2017	12,237,628	12,789,086
Vested and expected to vest at December 31, 2017 (in Dollars per share)	$ 1.85	$ 1.82
Vested and expected to vest at December 31, 2017	1 year 255 days	1 year 255 days
Vested and expected to vest at December 31, 2017 (in Dollars)	$ 1,134,548	$ 551,636
Warrants Exercisable, Shares	12,237,628	12,789,086
Warrants Exercisable, Weighted-Average Exercise Price (in Dollars per share)	$ 1.85	$ 1.82
Warrants Exercisable, Weighted-Average Remaining Contractual Term	1 year 255 days	1 year 255 days
Warrants Exercisable, Aggregate Intrinsic Value (in Dollars)	$ 1,134,548	$ 551,636